SHARE-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION PLANS
SHARE-BASED COMPENSATION PLANS
Under the Plan, the Company Compensation Committee is authorized to grant employees and non-employee directors incentive awards in the form of RSAs, RSUs, options and SARs. In addition, the Company Compensation Committee may grant performance-based awards under the Plan (such as P-Units which may be settled in shares cash, or a combination thereof at the discretion of the Company Compensation Committee), for which the amount earned is dependent on the achievement of certain market or performance conditions over a specified period. As of December 31, 2017, there were 8,548,953 shares available for future grant under the Plan, including 2,174,572 additional shares approved for issuance by the shareholders at the Annual General Meeting on May 25, 2017. Shares issued to satisfy awards to employees are issued from the Company's EBT which are deemed treasury shares, while shares issued to satisfy awards to non-employee directors are newly issued shares. In accordance with the Company's adoption of ASU 2016-09, the Company no longer estimates forfeitures but rather accounts for forfeitures in the period in which they occur; therefore the expected to vest percentage is 100% for awards not vested.
Compensation cost charged to expense under all share-based incentive awards is presented below (in millions):

	2017	2016	2015
Restricted shares and restricted share units	$19.3	$21.8	$22.5
Share appreciation rights	—	0.2	1.1
Performance-based awards	9.7	12.6	10.0
Total compensation cost	$29.0	$34.6	$33.6

As of December 31, 2017, unrecognized compensation cost related to nonvested share-based compensation arrangements totaled $32.7 million, which is expected to be recognized over a weighted-average period of 1.7 years.
Restricted Shares (Employees and Non-employee Directors) – RSAs represent ordinary shares subject to a vesting period that restricts its sale or transfer until the vesting period ends. In general, the restricted shares granted to employees vested and the restrictions lapsed in one-third increments each year over a three-year service period, or in some cases, cliff vested at the end of a three-year service period. The Company discontinued granting restricted shares as annual awards to employees beginning in 2013 and all restricted shares granted to employees were vested as of December 31, 2016. In 2016, the Company granted RSAs to non-employee directors and such vested and were settled in shares on the date of the 2017 annual meeting of shareholders. Activity related to RSAs for the year ended December 31, 2017, is summarized below:

	Number of Shares	Weighted-average grant-date fair value per share
	(in thousands)
Nonvested at January 1, 2017	54	$18.60
Vested	(54)	18.60
Nonvested at December 31, 2017	—	$—

The weighted-average grant date fair value of restricted shares granted in 2016 was $18.60. No restricted shares were granted in 2017 and 2015. The aggregate fair value of restricted shares that vested in 2017, 2016 and 2015 was $758 thousand, $37 thousand and $4.1 million, respectively, based on share prices on the vesting dates.
Employee Restricted Share Units – RSUs are rights to receive a specified number of ordinary shares upon vesting. RSUs granted to employees typically vest in one-third increments over a three-year service period or in some cases, cliff vest at the end of three years. Employee RSU activity for the year ended December 31, 2017, follows:

	Number of Shares	Weighted-average grant-date fair value per share
	(in thousands)
Nonvested at January 1, 2017	2,243	$15.59
Granted	1,501	17.09
Vested	(984)	17.96
Forfeited	(324)	15.38
Nonvested at December 31, 2017	2,436	$15.59

The weighted-average grant date fair value of employee RSUs granted in 2017, 2016 and 2015 was $17.09, $11.62 and $21.11, respectively. The aggregate fair value of employee RSUs that vested in 2017, 2016 and 2015 was $17.8 million, $14.6 million and $8.9 million, respectively.
Non-employee Director Deferred Restricted Share Units and Non-employee Director Non-Deferred Restricted Share Units – Non-employee directors may annually elect to receive either Directors RSUs or Directors ND RSUs. Both Directors RSUs and Directors ND RSUs vest at the earlier of the first anniversary of the grant date or the next annual meeting of shareholders following the grant date. Directors ND RSUs are settled on the vesting date, while Director RSUs are not settled until the director terminates service from the Board. Both Directors ND RSUs and Directors RSUs are settled in cash, shares or a combination thereof at the discretion of the Company Compensation Committee.

Activity related to Directors RSUs for the year ended December 31, 2017, follows:

	Number of shares	Weighted-average grant-date fair value per share
	(in thousands)
Outstanding at January 1, 2017	287	$27.78
Granted	30	13.24
Settled	(114)	29.85
Outstanding at December 31, 2017	203	$25.62

Vested at December 31, 2017	173	$27.78

The weighted-average grant date fair value of non-employee Directors RSUs granted in 2017, 2016 and 2015 was $13.24, $17.43 and $20.96, respectively. The number and aggregate settlement-date fair value of Directors RSUs settled during the year were as follows: 2017 – 114 thousand Directors RSUs at $1.5 million; 2016 – 54 thousand Directors RSUs at $1.0 million; 2015 – 44 thousand Directors RSUs at $0.9 million.

Activity related to Directors ND RSUs for the year ended December 31, 2017, follows:

	Number of shares	Weighted-average grant-date fair value per share
	(in thousands)
Outstanding at January 1, 2017	—	$—
Granted	91	13.24
Settled	—	—
Outstanding at December 31, 2017	91	$13.24

Vested at December 31, 2017	—	$—

The weighted-average grant date fair value of non-employee Directors ND RSUs granted in 2017 was $13.24.
Directors RSUs and Directors ND RSUs are accounted for under the liability method. Accordingly, other long-term liabilities at December 31, 2017 and 2016, included $3.8 million and $5.2 million, respectively, related to such awards.
Performance-based Awards – The Company Compensation Committee may grant awards in which payment is contingent upon the achievement of certain market or performance-based conditions over a period of time specified by the Committee. Payment of such awards may be in ordinary shares or in cash as determined by the Committee.
During 2015, 2016 and 2017, the Company granted to certain members of management P-Units that have a target value of $100 per unit. The amount ultimately earned is determined by the Company’s TSR relative to a selected group of peer companies, as selected by the Company Compensation Committee, over a three-year period ending December 31, 2017, 2018 and 2019 for the 2015, 2016 and 2017 grants, respectively. The amount earned could range from zero to $200 per unit depending on performance. Twenty-five percent of the P-Units’ value is determined by the Company’s relative TSR ranking for each one-year period ended December 31 and 25% of the P-Units’ value is determined by the relative TSR ranking for the three-year period ended December 31. P-Units cliff vest and payment is made, if any, on the third anniversary following the grant date. Any employee who terminates employment with the Company prior to the third anniversary for any reason other than retirement will not receive any payment with respect to P-Units unless approved by the Company Compensation Committee. Settlement of the P-Units granted in 2016 and 2017 may be in cash, shares or a combination thereof at the Company Compensation Committee's discretion. The Company Compensation Committee has previously determined that any amount earned with respect to P-Units granted in 2015 would be settled in cash.
The grant-date fair value of P-Units granted in 2017, 2016 and 2015 was estimated to be $9.5 million, $8.6 million and $9.0 million, respectively. Fair value was estimated using the Monte Carlo simulation model, which considers the probabilities of the Company’s TSR ranking at the end of each performance period, and the amount of the payout at each rank to determine the probability-weighted expected payout. The Company uses liability accounting to account for the P-Units. Compensation is recognized on a straight-line basis over a maximum period of three years from the grant date and is adjusted for changes in fair value through the end of the performance period.
Liabilities for estimated P-Unit obligations at December 31, 2017 for 2017 grants and prior, included $11.5 million and $10.5 million classified as current and noncurrent, respectively, compared to $10.9 million and $12.8 million, respectively, at December 31, 2016. Current and noncurrent estimated P-Unit liabilities are included in Accrued liabilities, and Other liabilities, respectively, in the Consolidated Balance Sheets.
In 2017, 2016 and 2015, the Company paid $11.4 million, $7.9 million and $2.7 million, respectively, in cash to settle P-Units that vested during the year.
Share Appreciation Rights – SARs give the holder the right to receive ordinary shares at no cost to the employee, or cash at the discretion of the Committee, equal in value to the excess of the market price of a share on the date of exercise over the exercise price. All SARs granted have exercise prices equal to the market price of the underlying shares on the date of grant. SARs become exercisable in one-third annual increments over a three-year service period and expire ten years following the grant date. The Company intends to share-settle any exercises of SARs and has therefore accounted for SARs as equity awards.
No SARs have been granted since 2013.
SARs activity for the year ended December 31, 2017, is summarized below:

	Number of shares under SARs	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
	(in thousands)			(in millions)
Outstanding at January 1, 2017	1,544	$30.67
Forfeited or expired	(515)	29.94
Outstanding at December 31, 2017	1,029	$31.03	3.0	$—

Exercisable at December 31, 2017	1,029	$31.03	3.0	$—

No SARs were exercised in 2017, 2016 and 2015.
Share Options – Share options granted to employees in 2017 become exercisable and cliff vest at the end of a four-year vesting period at a price generally equal to the market price of the Company’s common shares on the date of grant. The remaining share options became exercisable over a three- year service period at a price generally equal to the market price of the Company’s common shares on the date of grant.  Unexercised options expire seven to ten years after the grant date.
Fair values of Share options granted were determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

February 22, 2017
Expected life in years	5.5
Risk-free interest rate	1.987%
Expected volatility	40.551%
Weighted average grant date per share fair value	$7.04

Share option activity for the year ended December 31, 2017, is summarized below:

	Number of shares under option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
	(in thousands)			(in millions)
Outstanding at January 1, 2017	100	$15.31
Granted	355	17.59
Outstanding at December 31, 2017	455	$17.08	5.0	$—

Exercisable at December 31, 2017	100	$15.31	0.1	$—

No options were exercised in 2017, 2016 or 2015.